LONG TERM INVESTMENTS (Details Narrative) - USD ($)			1 Months Ended
	Mar. 10, 2025	May 01, 2023	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment amount						$ 160,000
Equity investments without readily determinable fair value						$ 160,000
Business consideration		$ 120,000
Subsequent Event [Member] | Share Purchase Agreement [Member]
Business consideration, shares	$ 16,000
Business consideration	$ 160,000		$ 80,000	$ 80,000
Mercurity Fintech Technology Holding Inc [Member]
Equity investments without readily determinable fair value					160,000
Fresh First Inc [Member]
Investment amount					$ 160,000
Investment amount, percentage					13.67%